CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Time charter revenues (Note 1)	$ 70,746	$ 65,678	$ 74,337
Prepaid charter revenue amortization (Note 6)	(8,566)	(11,610)	(20,322)
Time charter revenues, net	62,180	54,068	54,015
EXPENSES:
Voyage expenses (Note 11)	2,619	332	705
Vessel operating expenses (Note 11)	35,847	26,559	30,870
Depreciation and amortization of deferred charges (Note 4)	13,140	10,309	11,070
Management fees	0	0	305
General and administrative expenses (Note 3)	6,194	6,306	5,059
Impairment losses (Note 4)	6,607	0	42,323
Loss on vessels' sale (Note 4)	8,300	695	16,481
Foreign currency losses / (gains)	(55)	17	66
Operating income / (loss)	(10,472)	9,850	(52,864)
OTHER INCOME/(EXPENSES):
Interest and finance costs (Notes 3, 7 and 12)	(7,166)	(6,746)	(4,554)
Interest income	107	134	72
Total other expenses, net	(7,059)	(6,612)	(4,482)
Net income / (loss)	$ (17,531)	$ 3,238	$ (57,346)
Earnings/ (loss) per common share, basic and diluted (Note 13)	$ (0.24)	$ 0.06	$ (1.73)
Weighted average number of common shares, basic and diluted (Note 13)	72,876,441	51,645,071	33,159,328